Earnings Per Share	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Earnings Per Share
NOTE 30. EARNINGS PER SHARE

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Loss after income tax attributable to the owners of Immutep Limited	(13,468,232)	(18,343,984)	(12,746,020)

	Number	Number (Restated)*	Number (Restated)*
Weighted average number of ordinary shares used in calculating basic earnings per share	400,980,184	334,930,046	275,103,115

Weighted average number of ordinary shares used in calculating diluted earnings per share	400,980,184	334,930,046	275,103,115

	Cents	Cents (Restated)*	Cents (Restated)*
Basic earnings per share	(3.36)	(5.48)	(4.63)
Diluted earnings per share	(3.36)	(5.48)	(4.63)

*
The Group updated the 2019 and 2018 EPS figure impact of both the share consolidation of 10 to 1 on November 5, 2019 and the bonus shares issue arising from the capital raising in the fiscal year 2020.

The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Unlisted options	38,174,063	38,174,063	52,936,910
Convertible notes	90,109,406	82,626,981	79,717,191
Performance rights	11,837,560	4,941,786	10,896,471
Non-executive director rights	2,700,291	2,150,581	2,148,146
US warrants*	36,337,180	36,337,180	19,734,510

*	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up.
On November 5, 2019, there was a 10 to 1 share
consolidation
. The consolidated comparative balance has therefore been adjusted accordingly.